UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [   ]; Amendment Number:



This Amendment (Check only one.):	[   ] is a restatement.
  	                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	    Valley Forge Asset Management
Address:    120 South Warner Road
	    Valley Forge, PA 19482

13F File Number:	28-03338
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	    Jason T. Pepe
Title:      Asst. VP & Portfolio Manager
Phone:      610-687-6800

Signature, 	Place,	         and Date of Signing:
Jason T. Pepe   Valley Forge     October 29, 2008

Report Type (Check only one.):
	[ X ]        13F HOLDINGS REPORT.
	[   ]        13F NOTICE.
	[   ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	        1
Form 13F Information Table Entry Total:   	76
Form 13F Information Table Value Total:   	$1,081,561,000

List of Other Included Managers:


No.  13F File Number 	Name

01   28-06587		Susquehanna Bancshares, Inc

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102    23881 855347.244SH      SOLE               855347.244
Abbott Labs                    COM              002824100      491 8525.850 SH       SOLE                 8525.850
Aqua America Inc Com           COM              03836w103     2761 155263.361SH      SOLE               155263.361
Archer Daniels Midland Com     COM              039483102    19444 887442.467SH      SOLE               887442.467
BP Amoco PLC                   COM              055622104    15984 318586.917SH      SOLE               318586.917
Barrick Gold Corp Com          COM              067901108    41020 1116496.835SH     SOLE              1116496.835
Boston Scientific              COM              101137107    17897 1458597.000SH     SOLE              1458597.000
Bristol-Myers Squibb Co        COM              110122108    12908 619110.915SH      SOLE               619110.915
Cameco Corp                    COM              13321l108    14391 645025.856SH      SOLE               645025.856
Caterpillar                    COM              149123101    15873 266321.039SH      SOLE               266321.039
Central Fund                   COM              153501101    11208 1034871.673SH     SOLE              1034871.673
Chesapeake Energy Corp         COM              165167107    17921 499760.000SH      SOLE               499760.000
Chevron Corp                   COM              166764100    16704 202518.654SH      SOLE               202518.654
Cintas Corp                    COM              172908105    17692 616219.584SH      SOLE               616219.584
Cisco Sys Inc Com              COM              17275r102    16333 723987.000SH      SOLE               723987.000
CitiGroup Inc                  COM              172967101    10946 533670.000SH      SOLE               533670.000
Coca Cola                      COM              191216100    47206 892703.628SH      SOLE               892703.628
Conagra Foods Inc.             COM              205887102    20919 1074983.400SH     SOLE              1074983.400
ConocoPhillips                 COM              20825c104    11136 152030.000SH      SOLE               152030.000
DWS Global Commodities         COM              81114Y108      466 36600.000SH       SOLE                36600.000
Deere & Co                     COM              244199105    15881 320825.000SH      SOLE               320825.000
Dow Chemical                   COM              260543103    17978 565688.009SH      SOLE               565688.009
Du Pont E.I. De Nemours & Co.  COM              263534109    28303 702311.399SH      SOLE               702311.399
EMC Corp Mass Com              COM              268648102     8430 704860.000SH      SOLE               704860.000
Eli Lilly & Co                 COM              532457108    25945 589254.804SH      SOLE               589254.804
Exxon Mobil Corporation        COM              30231g102      686 8828.291 SH       SOLE                 8828.291
Fluor Corp.                    COM              343412102    11249 201965.000SH      SOLE               201965.000
Genentech Inc                  COM              368710406    18190 205120.000SH      SOLE               205120.000
General Electric               COM              369604103    33108 1298349.131SH     SOLE              1298349.131
GlaxoSmithKline PLC            COM              37733W105    27513 633068.347SH      SOLE               633068.347
Goldcorp Inc                   COM              380956409    37232 1177106.713SH     SOLE              1177106.713
Intel Corp                     COM              458140100    17694 944664.297SH      SOLE               944664.297
Japan Equity Fd Inc Com        COM              471057109      460 84950.000SH       SOLE                84950.000
Japan Smaller Cap. Fund        COM              47109U104      746 101850.000SH      SOLE               101850.000
Johnson & Johnson              COM              478160104    33153 478541.115SH      SOLE               478541.115
KT Corp                        COM              48268k101     4227 251771.687SH      SOLE               251771.687
Kraft Foods Inc Cl A           COM              50075N104    21978 671077.198SH      SOLE               671077.198
Kroger Company Common          COM              501044101    15981 581533.925SH      SOLE               581533.925
Loews Corporation              COM              540424108      835 21156.947SH       SOLE                21156.947
Medtronic                      COM              585055106      250 5000.000 SH       SOLE                 5000.000
Merck & Co                     COM              589331107    24067 762594.371SH      SOLE               762594.371
Microsoft Corp                 COM              594918104    21041 788336.349SH      SOLE               788336.349
Midcap SPDR Tr Un Sr 1         COM              595635103      337 2560.000 SH       SOLE                 2560.000
Mitsubishi Tokyo Finl Group In COM              606822104    21495 2459439.255SH     SOLE              2459439.255
Newmont Mining Corp Com        COM              651639106    40489 1044615.668SH     SOLE              1044615.668
Nippon Teleg & Tel             COM              654624105    38951 1730382.187SH     SOLE              1730382.187
Nomura Holdings Inc            COM              65535h208     3318 253691.864SH      SOLE               253691.864
Pan American Silver Corp       COM              697900108      905 40700.000SH       SOLE                40700.000
Pepsico Inc                    COM              713448108      453 6359.846 SH       SOLE                 6359.846
Petroleum & Res Corp Com       COM              716549100      249 8425.000 SH       SOLE                 8425.000
Pfizer                         COM              717081103    33999 1843808.515SH     SOLE              1843808.515
Procter and Gamble             COM              742718109      348 4998.000 SH       SOLE                 4998.000
Progress Energy Inc            COM              743263105    16227 376224.651SH      SOLE               376224.651
Royal Dutch Shell PLC A        COM              780259206      297 5025.000 SH       SOLE                 5025.000
Royal Dutch Shell PLC B        COM              780259107     1669 29229.690SH       SOLE                29229.690
Rydex S&P 500 Equal Weighted I COM              78355w106     1673 44116.000SH       SOLE                44116.000
S&P Global 100 Index Fund      COM              464287572      207 3325.000 SH       SOLE                 3325.000
SPDR Gold Trust                COM              78463V107     1667 19590.000SH       SOLE                19590.000
SPDR Tr Unit Ser 1             COM              78462f103     4827 41617.350SH       SOLE                41617.350
Safeway Inc Com New            COM              786514208    12030 507185.000SH      SOLE               507185.000
Skinny Nutritional Corp        COM              830695102        4 27000.000SH       SOLE                27000.000
Sun Microsystems               COM              866810203      307 40437.000SH       SOLE                40437.000
Supervalu Inc                  COM              868536103    14638 674560.422SH      SOLE               674560.422
Taiwan Semiconductor           COM              874039100     9005 961035.820SH      SOLE               961035.820
Telecom Corp of New Zealand    COM              879278208     2660 289483.616SH      SOLE               289483.616
Templeton Emerging Markets     COM              880191101      630 41465.026SH       SOLE                41465.026
Tyson Foods Inc Cl A           COM              902494103    19109 1600435.161SH     SOLE              1600435.161
United Parcel Service          COM              911312106    16437 261356.549SH      SOLE               261356.549
Verizon Communications Com     COM              92343v104    35056 1092435.139SH     SOLE              1092435.139
Vodafone                       COM              92857w209    17549 794093.982SH      SOLE               794093.982
WalMart Stores                 COM              931142103    25590 427280.597SH      SOLE               427280.597
Waste Mgmt Inc Del Com         COM              94106L109    20579 653501.546SH      SOLE               653501.546
XTO Energy Inc                 COM              98385x106    20988 451155.000SH      SOLE               451155.000
iPath Dow Jones AIG Livestock  COM              06739h743      253 6350.000 SH       SOLE                 6350.000
iShares MSCI Japan             COM              464286848    19271 1807747.159SH     SOLE              1807747.159
SBA Communications Corp        COM              78388J106      217 8388.000 SH       SOLE                 8388.000